IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended
	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 USD ($)	Apr. 30, 2020 CAD ($)	Apr. 30, 2020 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 362		$ 384		$ 296
Increase (decrease) in present value of shareholders' equity	(608)		(564)		(579)
Canadian currency [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(148)		(122)		(92)
Increase (decrease) in present value of shareholders' equity	$ 83		$ 77		$ 107
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 77		$ 42		$ 47
Increase (decrease) in present value of shareholders' equity		(288)		(365)		(257)
Denominated in U.S. dollars [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(50)		(66)		(70)
Increase (decrease) in present value of shareholders' equity		$ 27		$ 40		$ (12)